NOTE 6 - NOTES PAYABLE - RELATED PARTIES - (Details) - USD ($)	Nov. 30, 2020	May 31, 2020
Note payable to Company law firm
Current portion	$ 2,073	$ 2,073
Long-term notes payable	2,073	2,073
Total notes payable	0	0
Notes payable to The OZ Corporation
Current portion	103,250	103,250
Long-term notes payable	103,250	103,250
Total notes payable	0	0
Convertible note payable to John D. Thomas PC
Current portion	50,000	50,000
Long-term notes payable	50,000	50,000
Total notes payable	$ 0	$ 0